Share-based compensation	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share-based compensation

14. Share-based compensation

(a) Description of stock option plan

2019 Incentive Plan

In January 2020, the Company permitted the grant of options and restricted shares to relevant directors, officers, senior management, employees and non-employees of the Group (the “2019 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

The stock options granted under the 2019 Incentive Plan have a contractual term of 10 years and will expire the earlier of (i) three months after termination of service with the Group, or (ii) upon the tenth anniversary of the grant date.

The stock options granted under the 2019 Incentive Plan will be immediately vested upon grant.

The restricted shares granted under the 2019 Incentive Plan could either be granted with terms that (i) immediately vested upon grant; (ii) 25% vested on each anniversary or 6.25% vested on each quarter for vesting schedule of four years; or (iii) 50% vested on each anniversary for vesting schedule of two years.

2023 Incentive Plan

In September 2023, the Company permitted the grant of options, restricted shares or any other type of awards to relevant directors, employees and non-employees of the Group (the “2023 Incentive Plan”). Option awards are granted with an exercise price determined by the Board of Directors.

In accordance with ASC 718 Stock Compensation, the Group recorded share-based compensation expense on the grant date of the equity interests to its employees equal to the estimated fair-value of such equity interests at the measurement date. The share-based compensation expense was recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses on the unaudited interim condensed consolidated statements of operations and comprehensive loss.

Stock option replacement (the “Replacement”)

On January 1, 2023 and July 1, 2023, a total of 86,871,800 and 20,359,900 vested options (2,482,051 and 581,711 options retrospectively adjusted for effect of Share Consolidation in Note 15) were replaced by 86,871,800 and 20,359,900 restricted shares (2,482,051 and 581,711 restricted shares retrospectively adjusted for effect of Share Consolidation in Note 15) of Cheche Technology Inc. (“CCT”), a wholly owned subsidiary of the Company, which were converted into restricted shares of the Company upon the completion of the Reverse Recapitalization. The restricted shares awards are subject to the original vesting schedule of the replaced share options. The Company concluded the cancellation and replacement of awards is a modification, and determined the modification is a probable-to-probable (Type I) modification. The Company has recognized the portion of incremental value of RMB26.2 million and RMB26.3 million as cost of revenues and expenses immediately for those vested options.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

14. Share-based compensation (Continued)

(b) Valuation assumptions

The Group uses binomial option pricing model and adopts fair value per share of ordinary share to determine fair value of the share-based awards. The estimated fair value of each option or each restricted share granted is estimated on the date of grant using the binomial option-pricing model or fair value per share of ordinary share with the following assumptions:

	For the six months ended
	June 30,
Options	2025	2026
Fair value per share (US$)*	23.80~26.60	27.44
Discount rate (after tax)	Not applicable	Not applicable
Risk-free interest rate	4.23%~4.24%	4.30%
Expected volatility	59.65%~60.29%	73.05%
Contractual term (in years)	10	10
Discount for lack of marketability (“DLOM”)	Not applicable	Not applicable

*	The fair value of underlying ordinary shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).

The expected volatility at the grant date and each option valuation date was estimated based on the annualized standard deviation of the daily return embedded in historical share prices of comparable peer companies with a time horizon close to the expected expiry of the term of the options. The weighted average volatility is the expected volatility at the grant date weighted by number of options. The Company has never declared or paid any cash dividends on its shares, and the Group does not anticipate any dividend payments in the foreseeable future. The contractual term is the contract life of the options. The Group estimated the risk-free interest rate based on the market yield of US Government Bonds with maturities of ten years as of the valuation date, plus a country default risk spread between China and US.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

14. Share-based compensation (Continued)

(c) Stock options activities

The following table presents a summary of the Company’s stock options activities for the six months ended June 30, 2025 and 2026.

					Weighted
				Weighted	average
				Average	remaining	Aggregated
				exercise	contractual	intrinsic
	Number of Options Outstanding*			price*	life	value
	Employees	Consultant	Total			RMB in
				US$	(in years)	thousands
Outstanding at January 1, 2025	40,048	-	40,048	6.2475	9.32	7,990
Granted	9,229	-	9,229	3.5000	-	-
Exercised	(1,452)	-	(1,452)	-	-	-
Forfeited	(266)		(266)	3.5000	-	-
Outstanding at June 30, 2025	47,559	-	47,559	5.8065	9.01	8,052
Exercisable as of June 30, 2025	27,752	-	27,752	7.4550	8.92	4,672

Outstanding at January 1, 2026	44,383	12,306	56,689	4.7530	8.81	10,332
Granted	2,829	-	2,829	3.5000	-	-
Forfeited	(601)	-	(601)	3.5000	-	-
Outstanding at June 30, 2026	46,611	12,306	58,917	4.7040	8.38	6,364
Exercisable as of June 30, 2026	37,944	12,306	50,250	4.9140	8.45	5,461

*	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).

The weighted average grant date fair value of options granted for the six months ended June 30, 2025 and 2026 were RMB750.5330 (US$104.7690) (US$2.9934 per share retrospectively adjusted for effect of Share Consolidation) and RMB575.6151 (US$84.8352) per option, respectively. 1,452 and nil options were exercised for the six months ended June 30, 2025 and 2026.

CHECHE GROUP INC.

NOTES TO UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(CONTINUED)

(All amounts in thousands, except for share and per share data)

14. Share-based compensation (Continued)

(d) Restricted shares activities

The following table sets forth the summary of restricted share activities for the six months ended June 30, 2025 and 2026:

	Number of	Weighted-Average
	Restricted	Grant Date
	Shares Granted*	Fair Value*
		(US$)
Unvested as of January 1, 2025	3,057	164.1640
Awarded	37,910	30.2925
Vested	(39,392)	34.8285
Outstanding at June 30, 2025	1,575	176.1795
Unvested as of January 1, 2026	563	116.0425
Vested	(348)	113.2040
Outstanding at June 30, 2026	215	120.6310

*	The shares is presented on a retroactive basis to reflect the Company’s Share Consolidation on July 20, 2026 (Note 15).